INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities:
Net loss	$ (51,305)	$ (65,974)
Adjustments required to reconcile net loss to net cash used in Operating Activities:
Depreciation and amortization	4,036	2,954
Remeasurement of warrants liability	(149)	(245)
Change in accrued interest on bank deposits	(465)	455
Change in marketable securities	(259)	(237)
Share-based compensation	11,145	10,443
Foreign exchange loss, net	124	65
Change in prepaid expenses and other assets	3,153	1,014
Change in trade receivables, net	1,977	(620)
Change in inventory	115	(348)
Changes in operating lease assets and liabilities, net	(1,327)	202
Change in trade payables	(2,247)	(134)
Change in accrued expenses and other liabilities	(1,187)	110
Change in employees and payroll accruals	248	686
Change in deferred revenues	(6,487)	197
Net cash used in operating activities	(42,628)	(51,432)
Cash flows from investing activities:
Purchase of property and equipment	(2,029)	(5,136)
Investment in bank deposits	(15,500)	(62,000)
Withdrawal of bank deposits	56,000	79,500
Investment in restricted deposits	(67)	(40)
Investment in marketable securities	(14,795)	(23,004)
Proceeds from sales and maturities of marketable securities	16,694	40,285
Net cash provided by investing activities	40,303	29,605
Cash flows from financing activities:
Proceeds from exercise of options	111	227
Net cash provided by financing activities	111	227
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(43)	29
Decrease in cash, cash equivalents and restricted cash	(2,257)	(21,571)
Cash, cash equivalents and restricted cash at the beginning of the period	26,336	55,954
Cash, cash equivalents and restricted cash at the end of the period	24,079	34,383
Cash paid during the period for:
Income taxes	129	255
Non-cash transactions:
Purchase of property and equipment	1,250	564
Reclassification of warrants liability to equity	0	8
Exercise of options	41	5
Right-of-use assets recognized with corresponding lease liabilities	0	749
Cash, cash equivalents and restricted cash at the end of the period:
Cash and cash equivalents	24,012	34,331
Short-term restricted cash	67	52
Cash, cash equivalents and restricted cash at end of the year	$ 24,079	$ 34,383